Common shares (Details Narrative) - CAD	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016
DisclosureCommonSharesDetails1Abstract
Reduction in common share capital		CAD 16,200
Number of warrants exercised, Amount	CAD 2,700,000
Number of warrants expired, Shares	2,057,852
Number of warrants expired	1,598,269
Non-cash charge	CAD 42,800